UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            February 14, 2012
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14


Form 13F Information Table Value Total:    372,017 (thousands)

List of Other Included Managers:           None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  AU OPTRONICS CORP              COMMON STOCK     002255907     8640   2000000 SH CALL  SOLE                2000000        0      0
  BAIDU INC                      ADRS STOCKS      056752108    49500    425000 SH       SOLE                 425000        0      0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    41802    650000 SH       SOLE                 650000        0      0
  ISHARES TR MSCI EMERG MKT      COMMON STOCK     464287904    25610    675000 SH CALL  SOLE                 675000        0      0
  FOCUS MEDIA HLDG LTD           ADRS STOCKS      34415V959    19490   1000000 SH PUT   SOLE                1000000        0      0
  HOLLYSYS AUTOMATION TECH       COMMON STOCK     G45667955      832    100000 SH PUT   SOLE                 100000        0      0
  HOME INNS & HOTELS MGMT INC    COMMON STOCK     43713W107    23220    900000 SH       SOLE                 900000        0      0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112103    18870   3000000 SH       SOLE                3000000        0      0
  CHINA NORTH EAST PETE HLDG     COMMON STOCK     16941G952      154     75000 SH PUT   SOLE                  75000        0      0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107     8418    350000 SH       SOLE                 350000        0      0
  SINA CORPORATION               COMMON STOCK     G81477104    14560    280000 SH PUT   SOLE                 280000        0      0
  SIRIUS XM RADIO INC            COMMON STOCK     82967N108    36400  20000000 SH       SOLE               20000000        0      0
  SPDR S&P 500 ETF               COMMON STOCK     78462F953   121735    970000 SH PUT   SOLE                 970000        0      0
  7 DAYS GROUP HLDGS LTD         ADRS   STOCK     81783J101     2788    250000 SH       SOLE                 250000        0      0

